CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Current Assets
Cash and cash equivalents	$ 737.6		$ 648.1
Accounts receivable, less allowance for doubtful accounts of $118.6 and $118.0, respectively	4,277.9		4,179.0
Prepaid expenses and other assets	161.3		172.9
Future income tax benefits	66.2		60.6
Total current assets	5,243.0		5,060.6
Other Assets
Goodwill	1,090.9	[1],[2]	1,041.3	[1],[2]
Intangible assets, less accumulated amortization of $247.9 and $213.2, respectively	309.1		330.6
Other assets	479.3		395.3
Total other assets	1,879.3		1,767.2
Property and Equipment
Land, buildings, leasehold improvements and equipment	706.2		704.1
Less: accumulated depreciation and amortization	540.2		519.3
Net property and equipment	166.0		184.8
Total assets	7,288.3		7,012.6
Current Liabilities
Accounts payable	1,523.9		1,466.5
Employee compensation payable	230.4		210.7
Accrued liabilities	536.1		533.8
Accrued payroll taxes and insurance	680.7		685.7
Value added taxes payable	502.5		472.5
Short-term borrowings and current maturities of long-term debt	36.0		308.0
Total current liabilities	3,509.6		3,677.2
Other Liabilities
Long-term debt	481.9		462.1
Other long-term liabilities	382.6		372.5
Total other liabilities	864.5		834.6
Shareholders Equity
Preferred stock, $.01 par value, authorized 25,000,000 shares, none issued	0		0
Common stock, $.01 par value, authorized 125,000,000 shares, issued 112,014,673 and 109,543,492 shares, respectively	1.1		1.1
Capital in excess of par value	3,014.0		2,873.2
Retained earnings	1,317.5		1,101.5
Accumulated other comprehensive income	82.2		34.4
Treasury stock at cost, 32,658,685 and 32,896,063 shares, respectively	(1,500.6)		(1,509.4)
Total shareholders' equity	2,914.2		2,500.8
Total liabilities and shareholders' equity	$ 7,288.3		$ 7,012.6

[1]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2012, December 31, 2012 and December 31, 2013.
[2]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2013 and 2012.